Consolidated Statements of Financial Position € in Thousands, $ in Thousands	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Current assets:
Cash and cash equivalents	€ 41,229	$ 46,663	€ 66,845
Marketable securities	1,946	2,202	1,761
Short term deposits	28,410	32,154	8,113
Restricted cash	1,000	1,132	0
Receivable from concession project	1,784	2,019	1,491
Trade and other receivables	9,487	10,737	9,825
Total Current assests	83,856	94,907	88,035
Non-current assets
Investment in equity accounted investee	34,029	38,514	32,234
Advances On Account Of Investments	1,554	1,759	2,423
Receivable from concession project	26,909	30,456	25,036
Fixed assets	340,065	384,886	264,095
Right-of-use asset	23,367	26,447	17,209
Intangible asset	4,762	5,390	4,604
Restricted cash and deposits	15,630	17,690	9,931
Deferred tax	12,952	14,659	3,605
Long term receivables	5,388	6,098	2,762
Derivatives	2,635	2,982	10,238
Total Non-current assets	467,291	528,881	372,137
Total assets	551,147	623,788	460,172
Current liabilities:
Current maturities of long term bank loans	126,180	142,811	10,232
Current maturities of long term loans	16,401	18,563	4,021
Current maturities of debentures	19,806	22,416	10,600
Trade payables	2,904	3,285	12,387
Other payables	20,806	23,548	3,593	[1]
Current maturities of derivatives	14,783	16,731	1,378	[1]
Current maturities of lease liabilities	4,329	4,900	490	[1]
Total current liabilities	205,209	232,254	42,701
Non-current liabilities
Long-term lease liabilities	15,800	17,882	17,299
Long-term loans	39,093	44,245	134,520
Other long-term loans	37,221	42,127	49,396
Debentures	117,493	132,979	72,124
Deferred tax	8,836	10,001	7,806
Other long-term liabilities	3,905	4,420	2,964	[1]
Derivatives	10,107	11,439	8,336
Total Non-current liabilities	232,455	263,093	292,445
Total liabilities	437,664	495,347	335,146
Equity
Share capital	25,605	28,980	25,102
Share premium	85,883	97,202	82,401
Treasury shares	(1,736)	(1,965)	(1,736)
Transaction reserve with non-controlling Interests	5,697	6,448	6,106
Reserves	7,288	8,249	4,164
Retained earnings (accumulated deficit)	(7,217)	(8,168)	8,191
Total equity attributed to shareholders of the Company	115,520	130,746	124,228
Non-Controlling Interest	(2,037)	(2,305)	798
Total equity	113,483	128,441	125,026
Total liabilities and equity	€ 551,147	$ 623,788	€ 460,172

[1]	Reclassified